Summary of Significant Accounting Policies - Additional Information (Detail)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		¥ 298,900,155	¥ 298,900,155		¥ 10,060,360		¥ 1,010,998	$ 43,473,224
Impairment loss			0		0		0
Employee defined contribution plan expensed			59,407,321	$ 8,640,436	29,093,509		12,803,649
VAT incurred		¥ 100,646,868	100,646,868		¥ 90,843,315		¥ 33,126,862	14,638,480
Exchange rate			¥ 6.8755
Customer Concentration Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from customers			60.20%	60.20%	96.70%	96.70%	79.00%
General VAT [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate			6.00%	6.00%
Small Scale VAT [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate			3.00%	3.00%
Automobile Sales [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate	17.00%	16.00%
General Collaboration Deposits [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		¥ 53,129,155	¥ 53,129,155		¥ 10,060,360			7,727,315
Guarantee Deposits Risk Assured Arrangements [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		625,627,618	625,627,618		319,352,347			90,993,763
Collateral for Short-term Borrowings [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		¥ 288,771,000	¥ 288,771,000		¥ 0			$ 42,000,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage		20.00%	20.00%					20.00%
Minimum [Member] | Computer Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets			6 years	6 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage		50.00%	50.00%					50.00%
Revenue | $						$ 1.07
Maximum [Member] | Computer Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets			10 years	10 years